Stockholders' Equity and Regulatory Capital (Tables)	12 Months Ended
Mar. 31, 2017
Banking And Thrift [Abstract]
Summary of Company's and Bank's Capital Position and Bank's Capital Compared to Minimum Regulatory Capital Requirements

The following table sets forth the Company’s and the Bank’s capital positions at March 31, 2017 and 2016 as compared to minimum regulatory capital requirements:

			Regulatory Capital Requirements
	Actual		Minimum Capital Adequacy Plus Capital Conservation Buffer (1)		For Classification as Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)
March 31, 2017:
Total risk-based capital (to risk-weighted assets)
Bank	$257,175	31.40%	$75,754	9.25%	$81,896	10.00%
Company	302,686	36.91	75,856	9.25	N/A	N/A
Tier 1 capital (to risk-weighted assets)
Bank	251,075	30.66	59,375	7.25	65,517	8.00
Company	296,586	36.17	59,455	7.25	N/A	N/A
Common equity (tier 1) capital (to risk-weighted assets)
Bank	251,075	30.66	47,090	5.75	53,233	6.50
Company	296,586	36.17	47,154	5.75	N/A	N/A
Core (tier 1) capital (to average total assets)
Bank	251,075	18.02	55,730	4.00	69,663	5.00
Company	296,586	21.22	55,910	4.00	N/A	N/A
March 31, 2016:
Total risk-based capital (to risk-weighted assets)
Bank	$246,063	37.23%	$57,006	8.625%	$66,093	10.00%
Company	319,465	48.18	57,184	8.625	N/A	N/A
Tier 1 capital (to risk-weighted assets)
Bank	241,703	36.57	43,787	6.625	52,875	8.00
Company	315,105	47.53	43,924	6.625	N/A	N/A
Common equity (tier 1) capital (to risk-weighted assets)
Bank	241,703	36.57	33,873	5.125	42,961	6.50
Company	315,105	47.53	33,979	5.125	N/A	N/A
Core (tier 1) capital (to average total assets)
Bank	241,703	20.18	47,916	4.000	59,895	5.00
Company	315,105	26.08	48,329	4.000	N/A	N/A

(1)	Includes Capital Conservation Buffer of 1.25% and 0.625%, respectively, at March 31, 2017 and 2016.